Fair Values (Assets and Liabilities Not Measured at Fair Value ) (Details) - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Fair Value Measurement [Domain]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt, Fair Value	$ 15,217.0	$ 15,723.0
Reported Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt, Fair Value	13,881.0	14,744.0
Long-term Debt, Fair Value	15,217.0	15,723.0
Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt, Fair Value	69.0	78.0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt, Fair Value	14,346.0	14,843.0
Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt, Fair Value	$ 802.0	$ 802.0